REVENUE AND SEGMENT INFORMATION - Analysis of revenue by product (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Revenue	£ 5,738	£ 5,188
Oral Health
Disclosure of products and services [line items]
Revenue	1,589	1,438
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	816	816
Pain Relief
Disclosure of products and services [line items]
Revenue	1,405	1,248
Respiratory Health
Disclosure of products and services [line items]
Revenue	839	683
Digestive Health and Other
Disclosure of products and services [line items]
Revenue	£ 1,089	£ 1,003